Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt [Abstract]
Debt
Debt as of December 31, 2019 and 2018 consisted of the following.

	2019	2018
Short-term borrowings	$—	$—
Long-term debt
Revolving credit facility, due 2024(1)	$—	$—
Receivables financing agreement, due 2020	—	—
Term loan denominated in U.S. dollars, due 2024(2)	927.6	952.6
Term loan denomoinated in Euros, due 2024(3)	673.9	696.5
Finance leases and other long-term debt	18.0	26.3
Unamortized debt issuance costs	(8.1)	(3.3)
Total long-term debt, net, including current maturities	1,611.4	1,672.1
Current maturities of long-term debt	7.6	7.9
Total long-term debt, net	$1,603.8	$1,664.2

(1)	On June 28, 2019, the Revolving Credit Facility’s maturity was extended to June 28, 2024 as part of the Amendment described within this Note. As of December 31, 2018, the maturity was April 30, 2020.

(2)	As of December 31, 2019, the applicable interest rate was 4.55% and the weighted-average rate was 5.01% for the year ended December 31, 2019.

(3)	As of December 31, 2019, the applicable interest rate was 3.00% and the weighted-average rate was 3.00% for the year ended December 31, 2019.